Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and Cash Equivalents	$ 3,804	$ 6,938
Short-term investments (including securities loaned of $579 and $785)	73,218	56,102
Total cash, cash equivalents, and short-term investments	77,022	63,040
Accounts receivable, net of allowance for doubtful accounts of $336 and $389	17,486	15,780
Inventories	1,938	1,137
Deferred income taxes	1,632	2,035
Other	3,388	3,092
Total current assets	101,466	85,084
Property and equipment, net of accumulated depreciation of $12,513 and $10,962	9,991	8,269
Equity and other investments	10,844	9,776
Goodwill	14,655	13,452
Intangible assets, net	3,083	3,170
Other long-term assets	2,392	1,520
Total assets	142,431	121,271
Current liabilities:
Accounts payable	4,828	4,175
Current portion of long-term debt	2,999	1,231
Accrued compensation	4,117	3,875
Income taxes	592	789
Short-term unearned revenue	20,639	18,653
Securities lending payable	645	814
Other	3,597	3,151
Total current liabilities	37,417	32,688
Long-term debt	12,601	10,713
Long-term unearned revenue	1,760	1,406
Deferred income taxes	1,709	1,893
Other long-term liabilities	10,000	8,208
Total liabilities	63,487	54,908
Commitments and contingencies
Stockholders' equity:
Common stock and paid-in capital - shares authorized 24,000; outstanding 8,328 and 8,381	67,306	65,797
Retained earnings (deficit)	9,895	(856)
Accumulated other comprehensive income	1,743	1,422
Total stockholders' equity	78,944	66,363
Total liabilities and stockholders' equity	$ 142,431	$ 121,271